NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Growth-Income Fund

Supplement dated January 23, 2026
to the Summary Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the table under the section entitled “Portfolio Managers” on page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Charles E. Ellwein	Partner – Capital Research Global Investors, a division of Capital Research	Since 2015
J. Blair Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2006
Caroline Jones	Partner – Capital Research Global Investors, a division of Capital Research	Since 2020
Brad Barrett	Partner – Capital Research Global Investors, a division of Capital Research	Since 2025
Cheryl E. Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2026
Martin Jacobs	Partner – Capital Research Global Investors, a division of Capital Research	Since 2025
Jessica C. Spaly	Partner – Capital Research Global Investors, a division of Capital Research	Since 2025

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